UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2007 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of four series: Dodge & Cox Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

DODGE & COX STOCK FUND

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

COMMON STOCKS: 98.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 20.7%
AUTOMOBILES & COMPONENTS: 0.1%
Honda Motor Co., Ltd. ADR(b) (Japan)	2,410,000	$80,397,600
CONSUMER DURABLES & APPAREL: 6.0%
Koninklijke Philips Electronics NV(b) (Netherlands)	8,102,100	364,108,374
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	83,574,797	1,550,312,484
Nike, Inc., Class B	5,011,800	293,992,188
Sony Corp. ADR(b) (Japan)	38,500,000	1,850,310,000
Thomson ADR(b) (France)	6,486,900	98,860,356

		4,157,583,402
CONSUMER SERVICES: 2.0%
McDonald’s Corp.	25,516,800	1,389,900,096
MEDIA: 10.0%
Comcast Corp., Class A(a)	92,342,945	2,232,852,410
EchoStar Communications Corp.(a)	7,341,870	343,672,935
Interpublic Group of Companies, Inc.(a),(c)	28,804,600	298,991,748
Liberty Capital, Series A(a)	2,227,080	278,006,397
Liberty Global, Inc., Series A(a)	961,907	39,457,425
Liberty Global, Inc., Series C(a)	1,569,140	60,662,952
News Corp., Class A	91,316,338	2,008,046,273
Time Warner, Inc.	90,845,400	1,667,921,544

		6,929,611,684
RETAILING: 2.6%
Gap, Inc.	23,460,000	432,602,400
Genuine Parts Co.(c)	7,378,700	368,935,000
Home Depot, Inc.	14,501,000	470,412,440
Liberty Interactive, Series A(a)	8,856,900	170,141,049
Macy’s, Inc.	10,872,962	351,414,132

		1,793,505,021

		14,350,997,803
CONSUMER STAPLES: 3.4%
FOOD & STAPLES RETAILING: 2.9%
Wal-Mart Stores, Inc.	45,807,500	1,999,497,375
HOUSEHOLD & PERSONAL PRODUCTS: 0.5%
Avon Products, Inc.	9,669,100	362,881,323

		2,362,378,698
ENERGY: 11.2%
Baker Hughes, Inc.	14,026,100	1,267,538,657
Chevron Corp.	21,660,281	2,026,969,096
ConocoPhillips	10,943,100	960,475,887
Exxon Mobil Corp.	6,879,400	636,757,264
Occidental Petroleum Corp.	15,010,800	961,892,064
Royal Dutch Shell PLC ADR(b) (United Kingdom)	9,737,864	799,478,634
Schlumberger, Ltd.	8,990,764	944,030,220
Spectra Energy Corp.	7,043,500	172,424,880

		7,769,566,702

	SHARES	VALUE
FINANCIALS: 14.7%
BANKS: 4.2%
HSBC Holdings PLC(b) (United Kingdom)	7,900,500	$731,586,300
Wachovia Corp.	34,990,070	1,754,752,010
Wells Fargo & Co.	11,365,100	404,824,862

		2,891,163,172
DIVERSIFIED FINANCIALS: 4.4%
Capital One Financial Corp.	19,347,511	1,285,255,156
Citigroup, Inc.	23,280,300	1,086,491,601
Legg Mason, Inc.	3,900,000	328,731,000
SLM Corp.	7,200,600	357,653,802

		3,058,131,559
INSURANCE: 6.1%
Aegon NV(b) (Netherlands)	30,305,148	576,706,966
American International Group, Inc.	14,418,984	975,444,268
Chubb Corp.	10,749,600	576,608,544
Genworth Financial, Inc., Class A	7,895,000	242,613,350
Loews Corp.	11,574,400	559,622,240
The Travelers Companies, Inc.	22,350,350	1,125,116,619
Unum Group	7,300,750	178,649,353

		4,234,761,340

		10,184,056,071
HEALTH CARE: 19.2%
HEALTH CARE EQUIPMENT & SERVICES: 6.7%
Boston Scientific Corp.(a)	45,215,100	630,750,645
Cardinal Health, Inc.(c)	23,319,250	1,458,152,702
Covidien, Ltd.	16,318,200	677,205,300
Health Management Associates, Inc.(c)	15,306,600	106,227,804
UnitedHealth Group, Inc.	6,840,000	331,261,200
WellPoint, Inc.(a)	18,239,790	1,439,484,227

		4,643,081,878
PHARMACEUTICALS & BIOTECHNOLOGY: 12.5%
Bristol-Myers Squibb Co.	20,300,350	585,056,087
GlaxoSmithKline PLC ADR(b) (United Kingdom)	31,418,900	1,671,485,480
Johnson & Johnson	4,571,350	300,337,695
Novartis AG ADR(b) (Switzerland)	26,572,200	1,460,408,112
Pfizer, Inc.	71,025,600	1,735,155,408
Sanofi-Aventis ADR(b) (France)	42,599,600	1,807,075,032
Thermo Fisher Scientific, Inc.(a)	7,722,900	445,765,788
Wyeth	14,542,800	647,881,740

		8,653,165,342

		13,296,247,220
INDUSTRIALS: 6.2%
CAPITAL GOODS: 2.1%
General Electric Co.	20,266,200	839,020,680
Masco Corp.	12,912,800	299,189,576
Tyco International, Ltd.	7,768,200	344,441,988

		1,482,652,244

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

COMMON STOCKS (continued)

	SHARES	VALUE
COMMERCIAL SERVICES & SUPPLIES: 0.5%
Pitney Bowes, Inc.	6,975,250	$316,815,855
TRANSPORTATION: 3.6%
FedEx Corp.	12,059,250	1,263,206,438
Union Pacific Corp.(c)	11,182,100	1,264,248,226

		2,527,454,664

		4,326,922,763
INFORMATION TECHNOLOGY: 16.0%
SOFTWARE & SERVICES: 4.2%
BMC Software, Inc.(a),(c)	10,929,400	341,325,162
Citrix Systems, Inc.(a)	7,219,122	291,074,999
Computer Sciences Corp.(a),(c)	12,276,200	686,239,580
Compuware Corp.(a),(c)	19,321,600	154,959,232
EBay, Inc.(a)	17,753,400	692,737,668
Electronic Data Systems Corp.(c)	34,221,000	747,386,640

		2,913,723,281
TECHNOLOGY, HARDWARE & EQUIPMENT: 11.8%
Avaya, Inc.(a),(c)	24,886,224	422,070,359
Dell, Inc.(a)	12,100,133	333,963,671
Hewlett-Packard Co.	57,099,293	2,842,973,798
Hitachi, Ltd. ADR(b) (Japan)	10,342,000	684,019,880
Kyocera Corp. ADR(b) (Japan)	341,200	31,796,428
Molex, Inc., Class A(c)	5,068,903	128,547,380
Motorola, Inc.	110,757,600	2,052,338,328
Sun Microsystems, Inc.(a)	36,547,800	205,033,158
Tyco Electronics, Ltd.	17,482,900	619,419,147
Xerox Corp.(a),(c)	50,883,400	882,318,156

		8,202,480,305

		11,116,203,586
MATERIALS: 3.8%
Alcoa, Inc.	4,723,683	184,790,479
Cemex SAB de CV ADR(b) (Mexico)	11,123,682	332,820,566
Dow Chemical Co.	33,969,323	1,462,719,048
International Paper Co.	3,093,569	110,966,320
Nova Chemicals Corp.(b),(c) (Canada)	2,415,353	93,232,626
Rohm and Haas Co.	8,034,700	447,291,749

		2,631,820,788
TELECOMMUNICATION SERVICES: 2.9%
Sprint Nextel Corp.	61,361,900	1,165,876,100
Vodafone Group PLC ADR(b) (United Kingdom)	23,904,587	867,736,508

		2,033,612,608
TOTAL COMMON STOCKS (Cost $51,025,703,037)		$68,071,806,239

SHORT-TERM INVESTMENTS: 1.6%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA Prime Money Market Fund	$69,373,393	$69,373,393
REPURCHASE AGREEMENT: 1.5%
Fixed Income Clearing Corporation(d) 4.78%, 10/1/07, maturity value $1,010,129,208	1,009,727,000	1,009,727,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,079,100,393)		$1,079,100,393

TOTAL INVESTMENTS (Cost $52,104,803,430)	99.7%	$69,150,906,632
OTHER ASSETS LESS LIABILITIES	0.3%	235,927,934

NET ASSETS	100.0%	$69,386,834,566

(a)	Non-income producing
(b)	Security issued by a foreign entity, denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)

Repurchase agreement is collateralized by Freddie Mac 3.625%, 9/15/08; Fannie Mae 3.25%-3.75%, 7/25/08-8/15/08; and Federal Home Loan Bank 4.65%-5.25%, 6/18/08-9/26/08. Total collateral value is $1,029,927,253.

ADR: American Depository Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2007, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $17,046,103,202, of which $17,650,903,354 represented appreciated securities and $604,800,152 represented depreciated securities.

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2007. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
American Power Conversion Corp.	13,409,652	—	(13,409,652)	—	$—		$—
Avaya, Inc.	31,094,924	6,100	(6,214,800)	24,886,224	—	(b)	422,070,359
BMC Software, Inc.	10,876,500	52,900	—	10,929,400	—	(b)	341,325,162
Cardinal Health, Inc.	24,264,150	5,100	(950,000)	23,319,250	7,876,433		1,458,152,702
Computer Sciences Corp.	12,858,900	3,400	(586,100)	12,276,200	—	(b)	686,239,580
Compuware Corp.	19,312,600	9,000	—	19,321,600	—	(b)	154,959,232
Electronic Data Systems Corp.	34,711,300	9,700	(500,000)	34,221,000	5,182,515		747,386,640
Genuine Parts Co.	8,931,300	3,500	(1,556,100)	7,378,700	9,235,084		—	(c)
Health Management Associates, Inc.	15,303,200	3,400	—	15,306,600	153,055,000		106,227,804
Interpublic Group of Companies, Inc.	27,499,200	1,305,400	—	28,804,600	—	(b)	298,991,748
Molex, Inc., Class A	—	5,068,903	—	5,068,903	532,208		128,547,380
Nova Chemicals Corp. (Canada)	4,740,470	1,400	(2,326,517)	2,415,353	956,470		—	(c)
Union Pacific Corp.	15,120,650	3,750	(3,942,300)	11,182,100	14,206,045		—	(c)
Xerox Corp.	63,334,900	12,400	(12,463,900)	50,883,400	—	(b)	882,318,156

					$191,043,755		$5,226,218,763

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at the end of the period.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and semi-annual report.

DODGE & COX INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

COMMON STOCKS: 94.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 15.6%
AUTOMOBILES & COMPONENTS: 2.3%
Honda Motor Co., Ltd. ADR(b) (Japan)	23,721,300	$791,342,568
Yamaha Motor Co., Ltd.(c) (Japan)	15,200,000	387,724,720

		1,179,067,288
CONSUMER DURABLES & APPAREL: 8.2%
Consorcio Ara SAB de CV(c) (Mexico)	100,420,000	134,506,647
Corporacion Geo SAB de CV, Series B(a),(c) (Mexico)	42,105,400	184,745,748
Fujifilm Holdings Corp. (Japan)	12,086,100	558,718,417
Koninklijke Philips Electronics NV (Netherlands)	14,635,000	660,496,701
Matsushita Electric Industrial Co., Ltd. (Japan)	64,356,000	1,207,392,853
Sony Corp. (Japan)	18,037,600	874,674,026
Thomson(c) (France)	17,885,792	272,385,284
Yamaha Corp.(c) (Japan)	14,851,000	332,924,085

		4,225,843,761
MEDIA: 5.1%
Grupo Televisa SA ADR(b) (Mexico)	23,128,492	559,015,652
Liberty Global, Inc., Series A(a) (United States)	6,521,805	267,524,441
Liberty Global, Inc., Series C(a) (United States)	4,464,971	172,615,779
Naspers, Ltd.(c) (South Africa)	23,927,243	663,431,982
News Corp., Class A (United States)	45,144,892	992,736,175

		2,655,324,029

		8,060,235,078
CONSUMER STAPLES: 5.6%
FOOD & STAPLES RETAILING: 1.9%
Tesco PLC (United Kingdom)	105,964,379	952,306,832
FOOD, BEVERAGE & TOBACCO: 3.2%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	19,764,582	206,324,551
Cott Corp.(a),(b),(c) (Canada)	2,228,530	17,761,384
Fomento Economico Mexicano SAB de CV ADR(b) (Mexico)	8,142,174	304,517,308
Nestle SA (Switzerland)	1,556,000	698,980,459
Tiger Brands, Ltd. (South Africa)	7,552,043	199,343,768
Unilever NV(b) (Netherlands)	7,451,700	229,884,945

		1,656,812,415
HOUSEHOLD & PERSONAL PRODUCTS: 0.5%
Aderans Holdings Co., Ltd.(c) (Japan)	5,062,700	106,000,901
Avon Products, Inc. (United States)	4,150,000	155,749,500

		261,750,401

		2,870,869,648

	SHARES	VALUE
ENERGY: 7.7%
Norsk Hydro ASA ADR(b) (Norway)	23,390,500	$1,013,978,175
Royal Dutch Shell PLC ADR(b) (United Kingdom)	12,078,400	992,602,912
Schlumberger, Ltd. (United States)	9,533,000	1,000,965,000
Total SA (France)	11,722,000	953,088,308

		3,960,634,395
FINANCIALS: 22.8%
BANKS: 14.8%
Bangkok Bank PCL Foreign (Thailand)	14,261,800	47,851,408
Bangkok Bank PCL NVDR (Thailand)	12,850,000	43,489,424
DBS Group Holdings, Ltd. (Singapore)	29,042,000	422,286,907
Grupo Financiero Banorte SAB de CV (Mexico)	43,834,600	173,536,506
HSBC Holdings PLC (United Kingdom)	77,910,000	1,441,806,596
Kasikornbank PCL Foreign (Thailand)	96,725,600	232,818,731
Kasikornbank PCL NVDR (Thailand)	77,094,600	182,192,928
Kookmin Bank ADR(b) (South Korea)	6,828,100	559,835,919
Mitsubishi UFJ Financial Group (Japan)	59,600,000	537,617,839
Mitsubishi UFJ Financial Group ADR(b) (Japan)	67,666,500	614,411,820
Royal Bank of Scotland Group PLC (United Kingdom)	63,902,916	686,412,545
Shinhan Financial Group Co., Ltd. ADR(b) (South Korea)	2,328,784	298,782,987
Shinsei Bank, Ltd.(c) (Japan)	74,153,000	233,695,085
Standard Bank Group, Ltd. (South Africa)	42,846,234	618,565,955
Standard Chartered PLC (United Kingdom)	31,755,000	1,039,530,730
The Bank of Yokohama, Ltd.(c) (Japan)	75,515,000	521,337,178

		7,654,172,558
DIVERSIFIED FINANCIALS: 2.5%
Credit Suisse Group (Switzerland)	14,935,000	991,604,466
Haci Omer Sabanci Holding AS (Turkey)	49,637,212	318,714,493

		1,310,318,959
INSURANCE: 4.6%
Aegon NV (Netherlands)	23,466,087	449,387,410
Millea Holdings, Inc. (Japan)	18,371,500	738,922,474
Swiss Life Holding (Switzerland)	1,645,000	426,703,886
Swiss Reinsurance Co. (Switzerland)	8,295,795	738,908,260

		2,353,922,030
REAL ESTATE: 0.9%
Cheung Kong Holdings, Ltd. (Hong Kong)	19,000,000	312,843,701
Hang Lung Group, Ltd. (Hong Kong)	19,506,000	111,533,114
Hang Lung Properties, Ltd. (Hong Kong)	13,176,000	58,982,975

		483,359,790

		11,801,773,337

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

COMMON STOCKS (continued)

	SHARES	VALUE
HEALTH CARE: 8.8%
HEALTH CARE EQUIPMENT & SERVICES: 0.7%
Mediceo Paltac Holdings Co., Ltd.(c) (Japan)	25,959,700	$396,859,210
PHARMACEUTICALS & BIOTECHNOLOGY: 8.1%
GlaxoSmithKline PLC ADR(b) (United Kingdom)	24,579,900	1,307,650,680
Novartis AG ADR(b) (Switzerland)	27,500,000	1,511,400,000
Sanofi-Aventis (France)	15,985,500	1,353,538,551

		4,172,589,231

		4,569,448,441
INDUSTRIALS: 8.6%
CAPITAL GOODS: 4.4%
Nexans SA(c) (France)	860,000	141,455,638
Schneider Electric SA (France)	7,285,000	920,380,671
Toto, Ltd.(c) (Japan)	37,907,000	274,901,241
Volvo AB (Sweden)	43,058,000	750,028,786
Wienerberger AG (Austria)	2,996,362	187,398,936
Wienerberger AG Rights(e) (Austria)	2,576,362	—

		2,274,165,272
TRANSPORTATION: 4.2%
Canadian Pacific Railway, Ltd.(b) (Canada)	1,641,169	115,357,769
Central Japan Railway Co. (Japan)	56,626	601,434,031
Deutsche Post AG (Germany)	18,550,000	539,607,892
Nippon Yusen Kabushiki Kaisha (Japan)	31,668,000	309,332,660
TNT NV (Netherlands)	13,875,249	581,690,978

		2,147,423,330

		4,421,588,602
INFORMATION TECHNOLOGY: 11.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.4%
Chartered Semiconductor Manufacturing, Ltd.(a) (Singapore)	122,102,000	89,593,524
Infineon Technologies AG(a),(c) (Germany)	57,127,800	984,867,967
Qimonda AG ADR(a),(b) (Germany)	15,800,000	178,540,000

		1,253,001,491
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.7%
Brother Industries, Ltd.(c) (Japan)	19,358,500	247,742,959
Epcos AG(c) (Germany)	5,828,100	114,270,442
Fujitsu, Ltd. (Japan)	2,909,000	20,564,210
Hitachi, Ltd. (Japan)	150,318,000	1,001,116,702
Kyocera Corp. (Japan)	1,573,400	147,525,513
LG.Philips LCD Co., Ltd. ADR(a),(b) (South Korea)	8,295,800	198,601,452
Motorola, Inc. (United States)	41,700,000	772,701,000
Nokia Oyj (Finland)	38,262,500	1,454,580,293
Nortel Networks Corp.(a),(b) (Canada)	9,990,705	169,642,171
Seiko Epson Corp.(c) (Japan)	13,865,000	343,411,178

		4,470,155,920

		5,723,157,411

	SHARES	VALUE
MATERIALS: 10.1%
Akzo Nobel NV (Netherlands)	4,436,100	$365,622,890
Arkema(a),(c) (France)	5,960,263	362,993,800
BASF AG (Germany)	5,910,400	817,509,522
Bayer AG (Germany)	13,577,000	1,080,681,861
Cemex SAB de CV ADR(b) (Mexico)	21,989,482	657,925,301
Imperial Chemical Industries PLC (United Kingdom)	45,795,762	610,911,243
Lafarge SA (France)	4,821,025	746,918,688
Lanxess AG(c) (Germany)	5,842,359	277,252,690
Makhteshim-Agan Industries, Ltd.(a),(c) (Israel)	29,459,809	260,797,762
Nova Chemicals Corp.(b) (Canada)	899,836	34,733,670

		5,215,347,427
TELECOMMUNICATION SERVICES: 3.5%
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	114,395,000	195,593,243
KT Corp. ADR(b) (South Korea)	21,858,400	547,552,920
Telekomunik Indonesia ADR(b) (Indonesia)	2,523,047	123,175,154
Vodafone Group PLC ADR(b) (United Kingdom)	26,156,562	949,483,201

		1,815,804,518
UTILITIES: 0.4%
Centrica PLC (United Kingdom)	30,061,936	234,032,860

		234,032,860

TOTAL COMMON STOCKS (Cost $40,398,345,587)		$48,672,891,717

PREFERRED STOCKS: 2.5%
CONSUMER STAPLES: 0.5%
FOOD & STAPLES RETAILING: 0.5%
Sadia SA ADR(b) (Brazil)	4,939,921	$275,153,600

		275,153,600
ENERGY: 2.0%
Petroleo Brasileiro SA ADR(b) (Brazil)	11,758,400	760,768,480
Ultrapar Participacoes SA ADR(b) (Brazil)	6,819,785	264,130,273

		1,024,898,753

TOTAL PREFERRED STOCKS (Cost $520,999,166)		$1,300,052,353

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

SHORT-TERM INVESTMENTS: 3.1%

	PAR VALUE	VALUE
COMMERCIAL PAPER: 0.9%
Macy’s, Inc.(f) 10/10/07	$50,000,000	$49,933,750
Time Warner, Inc.(f)
10/4/07	95,000,000	94,952,500
10/11/07	50,000,000	49,917,361
10/18/07	50,000,000	49,865,889
UBS Finance LLC(b) (Switzerland) 10/4/07	45,000,000	44,978,737
WellPoint, Inc.(f)
10/1/07	50,000,000	50,000,000
10/10/07	25,000,000	24,964,375
10/12/07	100,000,000	99,824,306

		464,436,918
MONEY MARKET FUND: 0.1%
SSgA Prime Money Market Fund	51,312,757	51,312,757
REPURCHASE AGREEMENT: 2.1%
Fixed Income Clearing Corporation(d) 4.78%, 10/1/07, maturity value $1,100,534,205	1,100,096,000	1,100,096,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,615,845,675)		$1,615,845,675

TOTAL INVESTMENTS (Cost $42,535,190,428)	99.8%	$51,588,789,745
OTHER ASSETS LESS LIABILITIES	0.2%	101,806,936

NET ASSETS	100.0%	$51,690,596,681

(a)	Non-income producing
(b)	Security issued by a foreign entity, denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)

Repurchase agreement is collateralized by Freddie Mac 3.625%-5.68%, 2/15/08-8/28/17; Fannie Mae 5.25%-6.00%, 5/15/08-1/15/09; Federal Home Loan Bank 5.00%-5.45%, 2/12/08-3/9/09; and Freddie Mac Discount Note, 0.00%, 5/14/08. Total collateral value is $1,122,102,975.

(e)	Valued at fair value as determined in good faith under the direction of the fund’s Board of Trustees.
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2007, all such securities in total represented $419,458,181 or 0.8% of net assets.

ADR: American Depository Receipt

GDR: Global Depository Receipt

NVDR: Non Voting Depository Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2007, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $9,053,599,317, of which $10,080,769,261 represented appreciated securities and $1,027,169,944 represented depreciated securities.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2007. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions		Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Aderans Holdings Co., Ltd. (Japan)	3,005,100	2,057,600		—	5,062,700	$2,383,361		$106,000,901
Arkema (France)	3,400,263	2,560,000		—	5,960,263	—	(b)	362,993,800
Brother Industries, Ltd. (Japan)	19,244,000	2,114,500		(2,000,000)	19,358,500	3,342,859		247,742,959
Consorcio Ara SAB de CV (Mexico)	22,105,000	78,315,000	(c)	—	100,420,000	1,255,021		134,506,647
Converium Holdings AG (Switzerland)	8,918,646	—		(8,918,646)	—	1,143,371		—
Corporacion Geo SAB de CV, Series B (Mexico)	42,105,400	—		—	42,105,400	—	(b)	184,745,748
Cott Corp. (Canada)	3,830,800	—		(1,602,270)	2,228,530	—	(b)	—	(d)
Epcos AG (Germany)	5,828,100	—		—	5,828,100	1,302,129		114,270,442
Infineon Technologies AG (Germany)	47,027,800	10,100,000		—	57,127,800	—	(b)	984,867,967
Lanxess AG (Germany)	4,092,359	1,750,000			5,842,359	1,166,908		277,252,690
Makhteshim-Agan Industries, Ltd. (Israel)	29,459,809	—		—	29,459,809	—	(b)	260,797,762
Mediceo Paltac Holdings Co., Ltd. (Japan)	13,559,700	12,400,000		—	25,959,700	2,640,064		396,859,210
Naspers, Ltd. (South Africa)	—	23,927,243		—	23,927,243	5,026,090		663,431,982
Nexans SA (France)	1,866,440	—		(1,006,440)	860,000	2,588,461		—	(d)
Oce NV (Netherlands)	8,018,524	—		(8,018,524)	—	3,975,883		—
Seiko Epson Corp. (Japan)	13,406,900	684,600		(226,500)	13,865,000	3,582,818		343,411,178
Shinsei Bank, Ltd. (Japan)	74,153,000	—		—	74,153,000	1,586,029		—	(d)
The Bank of Yokohama, Ltd. (Japan)	—	75,515,000			75,515,000	3,033,183		521,337,178
Thomson (France)	15,784,838	2,100,954		—	17,885,792	8,039,828		272,385,284
Toto, Ltd. (Japan)	28,657,000	9,250,000		—	37,907,000	3,729,968		274,901,241
Yamaha Corp. (Japan)	14,851,000	—		—	14,851,000	4,483,782		332,924,085
Yamaha Motor Co., Ltd. (Japan)	—	15,200,000		—	15,200,000	421,038		387,724,720

						$49,700,793		$5,866,153,794

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Represents shares obtained in a 4 for 1 stock split on March 8, 2007
(d)	Company was not an affiliate at the end of the period

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and semi-annual report.

DODGE & COX BALANCED FUND PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

COMMON STOCKS: 66.0%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.8%
AUTOMOBILES & COMPONENTS: 0.1%
Honda Motor Co., Ltd. ADR(b) (Japan)	871,400	$29,069,904
CONSUMER DURABLES & APPAREL: 4.1%
Koninklijke Philips Electronics NV(b) (Netherlands)	2,400,000	107,856,000
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	22,775,700	422,489,235
Nike, Inc., Class B	1,904,000	111,688,640
Sony Corp. ADR(b) (Japan)	10,333,600	496,632,816
Thomson ADR(b) (France)	1,900,000	28,956,000

		1,167,622,691
CONSUMER SERVICES: 1.3%
McDonald’s Corp.	6,992,850	380,900,540
MEDIA: 6.5%
Comcast Corp., Class A(a)	24,572,574	594,164,839
EchoStar Communications Corp.(a)	2,305,365	107,914,136
Interpublic Group of Companies, Inc.(a)	7,617,000	79,064,460
Liberty Capital, Series A(a)	633,129	79,033,493
Liberty Global, Inc., Series A(a)	264,221	10,838,345
Liberty Global, Inc., Series C(a)	391,068	15,118,689
News Corp., Class A	25,007,900	549,923,721
Time Warner, Inc.	23,584,600	433,013,256

		1,869,070,939
RETAILING: 1.8%
Gap, Inc.	6,602,800	121,755,632
Genuine Parts Co.	2,609,250	130,462,500
Home Depot, Inc.	3,900,000	126,516,000
Liberty Interactive, Series A(a)	2,587,300	49,702,033
Macy’s, Inc.	3,168,272	102,398,551

		530,834,716

		3,977,498,790
CONSUMER STAPLES: 2.3%
FOOD & STAPLES RETAILING: 1.9%
Wal-Mart Stores, Inc.	12,743,300	556,245,045
HOUSEHOLD & PERSONAL PRODUCTS: 0.4%
Avon Products, Inc.	2,647,700	99,368,181

		655,613,226
ENERGY: 7.6%
Baker Hughes, Inc.	3,941,417	356,185,854
Chevron Corp.	6,093,002	570,183,127
ConocoPhillips	3,023,000	265,328,710
Exxon Mobil Corp.	2,265,500	209,694,680
Occidental Petroleum Corp.	3,945,000	252,795,600
Royal Dutch Shell PLC ADR(b) (United Kingdom)	2,766,127	227,099,027
Schlumberger, Ltd.	2,531,821	265,841,205
Spectra Energy Corp.	1,893,600	46,355,328

		2,193,483,531

	SHARES	VALUE
FINANCIALS: 10.0%
BANKS: 2.7%
HSBC Holdings PLC(b) (United Kingdom)	2,100,000	$194,460,000
Wachovia Corp.	9,413,261	472,075,039
Wells Fargo & Co.	3,121,900	111,202,078

		777,737,117
DIVERSIFIED FINANCIALS: 3.0%
Capital One Financial Corp.	5,340,159	354,746,762
Citigroup, Inc.	6,290,900	293,596,303
Legg Mason, Inc.	1,050,000	88,504,500
SLM Corp.	2,200,000	109,274,000

		846,121,565
INSURANCE: 4.3%
Aegon NV(b) (Netherlands)	9,283,971	176,673,968
American International Group, Inc.	4,112,500	278,210,625
Chubb Corp.	3,334,224	178,847,776
Genworth Financial, Inc., Class A	2,448,000	75,227,040
Loews Corp.	3,174,100	153,467,735
The Travelers Companies, Inc.	6,352,900	319,804,986
Unum Group	2,354,900	57,624,403

		1,239,856,533

		2,863,715,215
HEALTH CARE: 12.7%
HEALTH CARE EQUIPMENT & SERVICES: 4.4%
Boston Scientific Corp.(a)	12,173,800	169,824,510
Cardinal Health, Inc.	6,491,400	405,907,242
Covidien, Ltd.	4,466,400	185,355,600
Health Management Associates, Inc.	3,900,000	27,066,000
UnitedHealth Group, Inc.	1,875,000	90,806,250
WellPoint, Inc.(a)	4,898,000	386,550,160

		1,265,509,762
PHARMACEUTICALS & BIOTECHNOLOGY: 8.3%
Bristol-Myers Squibb Co.	5,620,550	161,984,251
GlaxoSmithKline PLC ADR(b) (United Kingdom)	8,930,400	475,097,280
Johnson & Johnson	1,277,226	83,913,748
Novartis AG ADR(b) (Switzerland)	7,516,000	413,079,360
Pfizer, Inc.	19,436,367	474,830,446
Sanofi-Aventis ADR(b) (France)	11,312,400	479,872,008
Thermo Fisher Scientific, Inc.(a)	2,376,450	137,168,694
Wyeth	3,901,800	173,825,190

		2,399,770,977

		3,665,280,739
INDUSTRIALS: 4.3%
CAPITAL GOODS: 1.4%
General Electric Co.	5,962,700	246,855,780
Masco Corp.	3,251,000	75,325,670
Tyco International, Ltd.	2,066,400	91,624,176

		413,805,626

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

COMMON STOCKS (continued)

	SHARES	VALUE
COMMERCIAL SERVICES & SUPPLIES: 0.4%
Pitney Bowes, Inc.	2,306,650	$104,768,043
TRANSPORTATION: 2.5%
FedEx Corp.	3,440,250	360,366,187
Union Pacific Corp.	3,064,500	346,472,370

		706,838,557

		1,225,412,226
INFORMATION TECHNOLOGY: 10.9%
SOFTWARE & SERVICES: 2.9%
BMC Software, Inc.(a)	2,851,000	89,036,730
Citrix Systems, Inc.(a)	2,042,010	82,333,843
Computer Sciences Corp.(a)	3,636,400	203,274,760
Compuware Corp.(a)	6,038,700	48,430,374
EBay, Inc.(a)	5,117,600	199,688,752
Electronic Data Systems Corp.	9,533,700	208,216,008

		830,980,467
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.0%
Avaya, Inc.(a)	8,976,600	152,243,136
Dell, Inc.(a)	3,231,000	89,175,600
Hewlett-Packard Co.	15,837,331	788,540,711
Hitachi, Ltd. ADR(b) (Japan)	2,690,000	177,916,600
Kyocera Corp. ADR(b) (Japan)	298,200	27,789,258
Molex, Inc., Class A	1,528,647	38,766,488
Motorola, Inc.	30,577,700	566,604,781
Sun Microsystems, Inc.(a)	10,015,900	56,189,199
Tyco Electronics, Ltd.	4,926,700	174,552,981
Xerox Corp.(a)	13,816,850	239,584,179

		2,311,362,933

		3,142,343,400
MATERIALS: 2.5%
Alcoa, Inc.	924,650	36,172,308
Cemex SAB de CV ADR(b) (Mexico)	2,880,907	86,196,737
Dow Chemical Co.	8,944,059	385,131,181
International Paper Co.	853,671	30,621,179
Nova Chemicals Corp.(b) (Canada)	953,260	36,795,836
Rohm and Haas Co.	2,540,700	141,440,769

		716,358,010
TELECOMMUNICATION SERVICES: 1.9%
Sprint Nextel Corp.	16,530,000	314,070,000
Vodafone Group PLC ADR(b) (United Kingdom)	6,575,350	238,685,205

		552,755,205
TOTAL COMMON STOCKS (Cost $13,755,786,462)		$18,992,460,342

FIXED INCOME SECURITIES: 31.4%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 3.0%
U.S. TREASURY: 2.0%
U.S. Treasury Notes
3.375%, 2/15/08	$200,000,000	$199,437,600
4.875%, 4/30/08	200,000,000	200,812,400
3.75%, 5/15/08	163,000,000	162,579,786

		562,829,786
GOVERNMENT RELATED: 1.0%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9.75%, 11/15/14	3,225,259	3,459,477
Small Business Administration — 504 Program
Series 96-20L, 6.70%, 12/1/16	2,169,589	2,231,173
Series 97-20F, 7.20%, 6/1/17	3,529,971	3,658,193
Series 97-20I, 6.90%, 9/1/17	4,302,395	4,447,701
Series 98-20D, 6.15%, 4/1/18	6,286,885	6,428,637
Series 98-20I, 6.00%, 9/1/18	2,965,966	3,027,624
Series 99-20F, 6.80%, 6/1/19	4,588,584	4,756,189
Series 00-20D, 7.47%, 4/1/20	12,441,671	13,059,295
Series 00-20E, 8.03%, 5/1/20	4,899,617	5,217,080
Series 00-20G, 7.39%, 7/1/20	7,676,063	8,064,636
Series 00-20I, 7.21%, 9/1/20	4,691,420	4,922,139
Series 01-20E, 6.34%, 5/1/21	11,215,564	11,578,084
Series 01-20G, 6.625%, 7/1/21	9,262,630	9,623,818
Series 03-20J, 4.92%, 10/1/23	20,012,636	19,808,331
Series 05-20F, 4.57%, 6/1/25	42,096,994	40,348,651
Series 05-20K, 5.36%, 11/1/25	35,318,090	35,506,650
Series 06-20D, 5.64%, 4/1/26	49,304,083	50,148,036
Series 06-20F, 5.82%, 6/1/26	55,274,549	56,574,767
Series 07-20F, 5.71%, 6/1/27	12,080,000	12,299,507

		295,159,988

		857,989,774
MORTGAGE-RELATED SECURITIES: 15.1%
FEDERAL AGENCY CMO & REMIC: 1.0%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.208%, 2/15/25	1,217,639	1,281,352
Trust 1995-2C 3A, 8.793%, 6/15/25	607,966	661,925
Fannie Mae
SMBS I-1, 6.50%, 4/1/09	14,505	14,506
Trust 1993-207 G, 6.15%, 4/25/23	2,088,395	2,095,565
Trust 2002-73 PM, 5.00%, 12/25/26	7,098,584	7,084,317
Trust 2002-33 A1, 7.00%, 6/25/32	4,824,551	5,012,642
Trust 2005-W4 1A2, 6.50%, 8/25/35	32,301,036	32,862,047
Trust 2001-T7 A1, 7.50%, 2/25/41	4,875,139	5,080,562
Trust 2001-T8 A1, 7.50%, 7/25/41	5,147,568	5,365,029
Trust 2001-W3 A, 7.00%, 9/25/41	1,889,010	1,939,166
Trust 2002-W6 2A1, 7.00%, 6/25/42	4,960,909	5,154,129
Trust 2002-W8 A2, 7.00%, 6/25/42	5,592,941	5,792,782
Trust 2003-W2 1A1, 6.50%, 7/25/42	10,300,612	10,593,927
Trust 2003-W2 1A2, 7.00%, 7/25/42	4,161,462	4,331,064
Trust 2003-W4 4A, 7.50%, 10/25/42	6,197,306	6,507,888

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2004-T1 1A2, 6.50%, 1/25/44	$9,570,557	$9,785,978
Trust 2004-W2 5A, 7.50%, 3/25/44	22,480,818	23,716,451
Freddie Mac
Series 1512 I, 6.50%, 5/15/08	333,016	332,500
Series 2100 GS, 6.50%, 12/15/13	7,527,645	7,753,889
Series 2430 UC, 6.00%, 9/15/16	12,242,676	12,433,851
Series 1078 GZ, 6.50%, 5/15/21	1,066,055	1,089,079
Series (GN) 16 PK, 7.00%, 8/25/23	12,585,467	13,083,021
Series T-48 1A4, 5.538%, 7/25/33	77,302,665	77,667,201
Series T-051 1A, 6.50%, 9/25/43	487,875	500,856
Series T-59 1A1, 6.50%, 10/25/43	30,854,456	31,830,318

		271,970,045
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 14.1%
Fannie Mae, 10 Year
6.00%, 1/1/12-10/1/14	25,068,347	25,381,523
Fannie Mae, 15 Year
5.50%, 1/1/14-1/1/21	399,897,208	400,442,864
6.00%, 12/1/13-8/1/22	660,342,468	670,134,289
6.50%, 1/1/13-11/1/18	153,891,338	157,897,759
7.00%, 12/1/07-11/1/18	13,366,151	13,828,726
7.50%, 9/1/15-8/1/17	50,960,447	52,846,525
Fannie Mae, 20 Year
5.50%, 1/1/23	16,604,489	16,437,946
6.50%, 1/1/22-10/1/26	30,471,594	31,103,225
Fannie Mae, 30 Year
5.00%, 3/1/34	244,919,844	234,453,763
5.50%, 6/1/33-8/1/35	259,905,679	255,332,922
6.00%, 8/25/32-11/1/35	517,892,353	520,949,028
6.50%, 12/1/32-8/1/37	266,425,883	272,211,094
7.50%, 8/1/10-7/1/19	51,230	52,048
8.00%, 1/1/09	17,935	18,074
Fannie Mae, Hybrid ARM
3.849%, 6/1/34	54,639,252	54,072,179
4.124%, 1/1/35	19,782,750	19,926,126
4.437%, 7/1/33	29,378,333	29,052,664
4.67%, 9/1/34	17,794,829	17,700,144
4.753%, 1/1/35-3/1/35	29,592,730	29,393,535
4.755%, 12/1/34	16,851,481	16,692,559
4.835%, 8/1/35	11,229,384	11,156,635
5.033%, 7/1/35	133,957,714	134,256,714
5.054%, 7/1/35	47,815,123	47,944,081
5.30%, 1/1/36	54,868,884	54,799,435
5.574%, 5/1/36	53,039,657	53,354,392
Fannie Mae, Multifamily DUS
Pool 555728, 4.019%, 8/1/13	382,147	359,776
Pool 555162, 4.834%, 1/1/13	17,403,640	17,071,562
Pool 760762, 4.89%, 4/1/12	16,115,000	15,901,605
Pool 555316, 4.917%, 2/1/13	4,369,938	4,303,065
Pool 735387, 4.925%, 4/1/15	13,756,888	13,368,179
Pool 555148, 4.975%, 1/1/13	4,664,635	4,603,484
Pool 555806, 5.081%, 10/1/13	3,492,554	3,452,506
Pool 461628, 5.32%, 4/1/14	10,436,385	10,420,131

	PAR VALUE	VALUE
Pool 462086, 5.355%, 11/1/15	$28,391,626	$28,499,923
Pool 545316, 5.636%, 12/1/11	4,806,981	4,874,472
Pool 323350, 5.662%, 11/1/08	1,646,548	1,646,312
Pool 545387, 5.897%, 1/1/12	6,007,839	6,146,643
Pool 545685, 5.931%, 4/1/12	23,194,691	23,824,379
Pool 545258, 5.94%, 11/1/11	968,565	990,988
Pool 380735, 5.965%, 10/1/08	16,146,323	16,166,774
Pool 323492, 6.028%, 1/1/09	3,948,967	3,964,993
Freddie Mac, 30 Year
8.00%, 2/1/08-11/1/10	15,500	15,602
8.25%, 2/1/17	4,338	4,344
8.75%, 5/1/10	14,518	14,882
Freddie Mac Gold, 15 Year
5.50%, 8/1/14-1/1/17	27,235,576	27,258,078
6.00%, 10/1/13-10/1/18	135,875,945	137,895,129
6.50%, 7/1/14-3/1/18	60,221,485	61,639,738
7.00%, 5/1/08-4/1/15	1,215,698	1,233,642
7.75%, 7/25/21	1,387,626	1,451,525
Freddie Mac Gold, 20 Year 6.50%, 10/1/26	58,473,540	59,661,841
Freddie Mac Gold, 30 Year
5.00%, 8/1/33	94,628,212	90,615,653
6.00%, 6/1/35	53,476,880	53,846,694
6.50%, 9/1/18-4/1/33	109,575,159	112,293,901
7.47%, 3/17/23	369,613	385,106
8.50%, 1/1/23	41,563	44,407
Freddie Mac Gold, Hybrid ARM
3.809%, 5/1/34	19,822,408	19,465,880
4.809%, 10/1/35	30,128,566	29,979,241
4.844%, 5/1/35	92,763,410	91,495,054
5.384%, 11/1/35	53,686,581	53,867,742
6.327%, 11/1/36	39,078,920	39,809,886
Ginnie Mae, 30 Year
7.50%, 11/15/24-10/15/25	4,498,293	4,709,381
7.97%, 4/15/20-1/15/21	2,191,048	2,314,777

		4,063,035,545
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(e)
Union Planters Mortgage Finance Corp. 7.70%, 12/25/24	3,672,582	3,812,238

		4,338,817,828
ASSET-BACKED SECURITIES: 0.8%
STUDENT LOAN: 0.8%
SLM Student Loan Trust
Series 2006-3 A2, 5.36%, 1/25/16	3,832,313	3,833,225
Series 2006-09 A2, 5.36%, 4/25/17	44,300,000	44,276,787
Series 2007-2 A2, 5.36%, 7/25/17	124,000,000	124,050,703
Series 2006-10 A2, 5.37%, 10/25/17	65,000,000	65,027,677

		237,188,392

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
CORPORATE: 12.5%
FINANCIALS: 4.2%
Bank of America 5.30%, 3/15/17	$61,000,000	$59,170,549
BankAmerica Capital II(c) 8.00%, 12/15/26 (callable)	17,355,000	18,043,820
BankAmerica Capital VI(c) 5.625%, 3/8/35	10,000,000	8,932,860
BankAmerica Capital XI(c) 6.625%, 5/23/36	41,040,000	41,523,069
Boston Properties, Inc.
6.25%, 1/15/13	49,070,000	50,436,476
5.625%, 4/15/15	29,500,000	28,786,716
5.00%, 6/1/15	2,890,000	2,709,497
Capital One Financial Corp. 6.75%, 9/15/17	76,630,000	78,464,216
CIGNA Corp.
7.00%, 1/15/11	14,705,000	15,462,219
6.375%, 10/15/11	17,820,000	18,336,049
7.65%, 3/1/23	9,745,000	10,581,764
7.875%, 5/15/27	12,970,000	14,492,640
8.30%, 1/15/33	9,050,000	10,488,226
6.15%, 11/15/36	5,500,000	5,200,536
General Electric Co. FRN 5.486%, 11/1/12	190,000,000	187,490,860
Health Net, Inc. 6.375%, 6/1/17	18,675,000	17,952,856
HSBC Holdings PLC(b) (United Kingdom)
6.50%, 5/2/36	23,000,000	23,237,912
6.50%, 9/15/37	45,000,000	45,293,940
JPMorgan Chase (Bank One) Capital III(c) 8.75%, 9/1/30	28,187,000	33,634,842
JPMorgan Chase Capital XVII(c) 5.85%, 8/1/35	5,955,000	5,327,808
Kaupthing Bank(b),(d) (Iceland) 7.125%, 5/19/16	65,060,000	65,660,439
Safeco Corp.
4.875%, 2/1/10	15,131,000	15,165,635
7.25%, 9/1/12	13,672,000	14,679,941
The Travelers Companies, Inc.
8.125%, 4/15/10 (St. Paul)	19,885,000	21,349,908
5.00%, 3/15/13 (Travelers)	10,250,000	10,018,391
5.50%, 12/1/15	9,160,000	8,946,389
6.25%, 6/20/16	22,000,000	22,575,124
5.75%, 12/15/17	21,660,000	21,463,349
Unum Group
7.625%, 3/1/11	15,330,000	16,321,269
6.85%, 11/15/15(d) (Unum Finance PLC)	10,200,000	10,402,776
7.19%, 2/1/28 (Unum)	8,500,000	8,236,364
7.25%, 3/15/28 (Provident Companies)	12,130,000	12,405,897

	PAR VALUE	VALUE
6.75%, 12/15/28 (Unum)	$27,430,000	$26,709,743
7.375%, 6/15/32	19,470,000	20,230,420
Wachovia Corp. FRN 5.49%, 4/23/12	186,000,000	184,395,750
WellPoint, Inc.
5.00%, 12/15/14	13,070,000	12,442,078
5.25%, 1/15/16	77,600,000	74,178,150
5.875%, 6/15/17	1,275,000	1,266,029

		1,222,014,507
INDUSTRIALS: 7.2%
AT&T Corp. 8.00%, 11/15/31	111,400,000	135,541,160
Boston Scientific Corp.
5.45%, 6/15/14	24,085,000	21,616,287
6.40%, 6/15/16	21,905,000	19,988,312
Comcast Corp.
5.30%, 1/15/14	63,050,000	61,213,480
5.85%, 11/15/15	26,500,000	26,280,633
5.90%, 3/15/16	22,880,000	22,760,566
6.50%, 1/15/17	27,500,000	28,367,927
6.30%, 11/15/17	14,810,000	15,053,388
Cox Communications, Inc.
5.45%, 12/15/14	75,530,000	73,272,710
5.50%, 10/1/15	15,265,000	14,729,565
5.875%, 12/1/16(d)	25,145,000	24,715,398
Dillard’s, Inc.
6.30%, 2/15/08	6,000,000	5,947,500
7.85%, 10/1/12	14,000,000	13,475,000
7.13%, 8/1/18	10,831,000	9,504,203
7.875%, 1/1/23	8,860,000	8,051,525
7.75%, 7/15/26	50,000	45,063
7.75%, 5/15/27	550,000	495,688
7.00%, 12/1/28	15,486,000	12,872,737
Dow Chemical Co.
4.027%, 9/30/09(d)	33,950,000	33,257,590
6.00%, 10/1/12	5,800,000	5,945,331
7.375%, 11/1/29	35,170,000	38,485,863
Ford Motor Credit Co.
7.375%, 2/1/11	166,700,000	159,735,774
7.25%, 10/25/11	118,160,000	110,729,390
GMAC, LLC
7.75%, 1/19/10	6,145,000	6,095,004
6.875%, 9/15/11	201,105,000	191,384,389
6.875%, 8/28/12	20,691,000	19,372,988
8.00%, 11/1/31	45,915,000	45,046,380
HCA, Inc.
8.75%, 9/1/10	27,750,000	28,096,875
7.875%, 2/1/11	23,798,000	23,381,535
6.95%, 5/1/12	50,090,000	46,708,925
6.30%, 10/1/12	11,400,000	10,245,750
6.25%, 2/15/13	47,740,000	42,249,900
6.75%, 7/15/13	27,400,000	24,660,000
5.75%, 3/15/14	20,420,000	17,127,275

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
6.50%, 2/15/16	$22,000,000	$18,700,000
Lafarge SA(b) (France) 6.50%, 7/15/16	33,715,000	34,208,885
Liberty Media Corp.
8.50%, 7/15/29	32,630,000	32,985,961
4.00%, 11/15/29 (exchangeable)	18,975,000	12,238,875
8.25%, 2/1/30	25,143,000	24,640,140
3.75%, 2/15/30 (exchangeable)	35,755,000	20,737,900
Lockheed Martin Corp.
7.65%, 5/1/16	18,500,000	20,799,957
7.75%, 5/1/26	8,500,000	9,915,853
6.15%, 9/1/36	7,000,000	7,101,529
Macy’s, Inc.
7.625%, 8/15/13	5,900,000	6,214,694
7.45%, 10/15/16	9,300,000	9,651,912
6.90%, 4/1/29	6,000,000	5,642,856
6.90%, 1/15/32	54,484,000	51,192,077
6.70%, 7/15/34	21,275,000	19,569,830
Time Warner, Inc. (AOL Time Warner)
7.625%, 4/15/31	107,980,000	117,448,226
7.70%, 5/1/32	79,490,000	87,281,133
Wyeth
5.50%, 2/1/14	70,724,000	70,328,228
5.50%, 2/15/16	10,665,000	10,447,541
5.45%, 4/1/17	35,000,000	34,214,810
Xerox Corp.
7.125%, 6/15/10	18,425,000	19,137,550
6.875%, 8/15/11	135,655,000	140,785,608
6.40%, 3/15/16	10,000,000	10,123,690

		2,059,821,366
TRANSPORTATION: 1.1%
Burlington Northern Santa Fe Railway
4.30%, 7/1/13	7,320,000	6,902,848
8.251%, 1/15/21	1,350,058	1,538,391
4.967%, 4/1/23	13,274,493	12,606,808
5.72%, 1/15/24	25,818,507	25,803,375
5.629%, 4/1/24	29,771,230	29,582,675
5.342%, 4/1/24	19,387,326	19,265,192
5.996%, 4/1/24	25,163,000	26,005,817
Consolidated Rail Corp.
6.76%, 5/25/15	3,385,937	3,570,674
CSX Transportation, Inc.
9.75%, 6/15/20	5,351,000	6,822,434
FedEx Corp.
6.72%, 7/15/23	16,722,122	17,537,083
Norfolk Southern Corp.
7.70%, 5/15/17	13,000,000	14,517,867
9.75%, 6/15/20	7,389,000	9,686,410
Union Pacific Corp.
6.125%, 1/15/12	15,720,000	16,106,256
6.50%, 4/15/12	3,550,000	3,680,062
5.375%, 5/1/14	2,935,000	2,876,435

	PAR VALUE	VALUE
4.875%, 1/15/15	$8,320,000	$7,866,019
6.33%, 1/2/20	33,981,213	36,030,620
5.866%, 7/2/30	36,921,430	38,337,367
6.176%, 1/2/31	23,175,000	24,091,021

		302,827,354

		3,584,663,227

TOTAL FIXED INCOME SECURITIES (Cost $9,025,335,960)		$9,018,659,221

SHORT-TERM INVESTMENTS: 2.0%
COMMERCIAL PAPER: 0.6%
Macy’s, Inc.(d)
10/10/07	35,000,000	34,953,625
Time Warner, Inc.(d)
10/4/07	28,000,000	27,986,000
10/11/07	33,000,000	32,945,459
10/18/07	35,000,000	34,906,122
WellPoint, Inc.(d)
10/9/07	33,000,000	32,957,100

		163,748,306
MONEY MARKET FUND: 0.1%
SSgA Prime Money Market Fund	28,639,590	28,639,590
REPURCHASE AGREEMENT: 1.3%
Fixed Income Clearing Corporation(f)
4.78%, 10/1/07, maturity value $374,520,124	374,371,000	374,371,000

TOTAL SHORT-TERM INVESTMENTS (Cost $566,758,896)		$566,758,896

TOTAL INVESTMENTS (Cost $23,347,881,318)	99.4%	$28,577,878,459
OTHER ASSETS LESS LIABILITIES	0.6%	179,748,878

NET ASSETS	100.0%	$28,757,627,337

(a)	Non-income producing
(b)	Security issued by a foreign entity, denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2007, all such securities in total represented $297,784,509 or 1.0% of net assets.

(e)	Rounds to 0.0%
(f)	Repurchase agreement is collateralized by Fannie Mae 6.00%, 5/15/08 and Federal Home Loan Bank 4.78%, 10/1/07; total collateral value is $381,863,066.

When two issuers are identified, the first name refers to the acquirer/successor obligor or guarantor, and the second name (within the parentheses) refers to the original issuer of the instrument.

ADR: American Depository Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

FRN: Floating Rate Note

REMIC: Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2007, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $5,229,997,141, of which $5,486,086,324 represented appreciated securities and $256,089,183 represented depreciated securities.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and semi-annual report.

DODGE & COX INCOME FUND PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

FIXED INCOME SECURITIES: 95.4%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 12.2%
U.S. TREASURY: 9.2%
U.S. Treasury Notes
3.00%, 11/15/07	$276,500,000	$276,175,942
3.00%, 2/15/08	150,000,000	149,390,700
4.875%, 4/30/08	175,000,000	175,710,850
3.25%, 8/15/08	200,000,000	198,546,800
3.125%, 10/15/08	325,000,000	322,029,175
3.25%, 1/15/09	300,000,000	297,398,400

		1,419,251,867
GOVERNMENT RELATED: 3.0%
Small Business Administration — 504 Program
Series 91-20K, 8.25%, 11/1/11	313,153	318,810
Series 92-20B, 8.10%, 2/1/12	232,166	237,422
Series 92-20C, 8.20%, 3/1/12	484,898	496,880
Series 92-20D, 8.20%, 4/1/12	459,859	468,246
Series 92-20G, 7.60%, 7/1/12	858,594	876,138
Series 92-20H, 7.40%, 8/1/12	542,208	553,362
Series 92-20I, 7.05%, 9/1/12	681,452	694,735
Series 92-20J, 7.00%, 10/1/12	1,146,356	1,164,377
Series 92-20K, 7.55%, 11/1/12	1,150,143	1,172,745
Series 92-20L, 7.45%, 12/1/12	521,484	532,099
Series 93-20B, 7.00%, 2/1/13	728,724	743,122
Series 93-20C, 6.50%, 3/1/13	2,462,651	2,504,431
Series 93-20D, 6.75%, 4/1/13	942,006	957,270
Series 93-20E, 6.55%, 5/1/13	3,488,989	3,543,773
Series 93-20F, 6.65%, 6/1/13	1,059,856	1,078,139
Series 93-20L, 6.30%, 12/1/13	1,768,867	1,797,411
Series 94-20A, 6.50%, 1/1/14	1,839,362	1,873,581
Series 94-20D, 7.70%, 4/1/14	570,609	590,070
Series 94-20E, 7.75%, 5/1/14	2,125,799	2,186,232
Series 94-20F, 7.60%, 6/1/14	1,244,663	1,280,211
Series 94-20G, 8.00%, 7/1/14	873,210	901,915
Series 94-20H, 7.95%, 8/1/14	709,514	733,523
Series 94-20I, 7.85%, 9/1/14	924,820	956,581
Series 94-20K, 8.65%, 11/1/14	802,860	833,234
Series 94-20L, 8.40%, 12/1/14	684,910	710,643
Series 95-20A, 8.50%, 1/1/15	208,320	216,622
Series 95-20C, 8.10%, 3/1/15	593,146	616,528
Series 97-20E, 7.30%, 5/1/17	1,590,562	1,649,390
Series 97-20J, 6.55%, 10/1/17	2,187,379	2,248,244
Series 98-20C, 6.35%, 3/1/18	8,051,287	8,262,234
Series 98-20H, 6.15%, 8/1/18	2,680,548	2,742,999
Series 98-20L, 5.80%, 12/1/18	1,615,160	1,643,160
Series 99-20C, 6.30%, 3/1/19	1,903,488	1,948,655
Series 99-20G, 7.00%, 7/1/19	4,365,907	4,542,665
Series 99-20I, 7.30%, 9/1/19	1,391,248	1,456,403
Series 01-20G, 6.625%, 7/1/21	10,912,618	11,338,145
Series 01-20L, 5.78%, 12/1/21	26,345,424	26,860,780
Series 02-20L, 5.10%, 12/1/22	6,423,963	6,366,060
Series 04-20L, 4.87%, 12/1/24	7,667,731	7,524,225

	PAR VALUE	VALUE
Series 05-20B, 4.625%, 2/1/25	$9,871,706	$9,518,115
Series 05-20C, 4.95%, 3/1/25	6,685,999	6,501,033
Series 05-20E, 4.84%, 5/1/25	20,042,148	19,593,414
Series 05-20G, 4.75%, 7/1/25	17,879,053	17,325,819
Series 05-20I, 4.76%, 9/1/25	20,436,442	19,814,645
Series 06-20A, 5.21%, 1/1/26	20,650,132	20,603,356
Series 06-20B, 5.35%, 2/1/26	5,992,769	6,037,918
Series 06-20C, 5.57%, 3/1/26	30,759,591	31,161,247
Series 06-20G, 6.07%, 7/1/26	52,838,683	54,628,853
Series 06-20J, 5.37%, 10/1/26	18,154,082	18,224,937
Series 06-20L, 5.12%, 12/1/26	14,094,747	13,928,939
Series 07-20A, 5.32%, 1/1/27	27,830,504	27,845,658
Series 07-20C, 5.23%, 3/1/27	42,213,896	42,186,297
Series 07-20D, 5.32%, 4/1/27	43,610,000	43,984,584
Series 07-20G, 5.82%, 7/1/27	30,445,000	31,156,089

		467,131,964

		1,886,383,831
MORTGAGE-RELATED SECURITIES: 46.4%
FEDERAL AGENCY CMO & REMIC: 3.4%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	421,802	468,651
Trust 1997-2Z, 7.50%, 6/15/27	30,947,029	32,787,124
Trust 1998-1 1A, 8.181%, 10/15/27	1,163,998	1,241,041
Fannie Mae
Trust 1994-72 J, 6.00%, 6/25/23	5,895,098	5,919,770
Trust 1998-58 PX, 6.50%, 9/25/28	2,851,670	2,956,079
Trust 1998-58 PC, 6.50%, 10/25/28	16,820,137	17,436,324
Series 2001-69 PQ, 6.00%, 12/25/31	24,926,666	25,268,413
Trust 2002-33 A1, 7.00%, 6/25/32	5,481,690	5,695,401
Trust 2001-T4 A1, 7.50%, 7/25/41	4,826,738	5,080,325
Trust 2001-T10 A1, 7.00%, 12/25/41	7,796,641	8,074,463
Trust 2002-90 A1, 6.50%, 6/25/42	10,426,273	10,718,258
Trust 2002-W6 2A1, 7.00%, 6/25/42	8,855,620	9,200,533
Trust 2002-W8 A2, 7.00%, 6/25/42	4,497,625	4,658,329
Trust 2003-W2 1A2, 7.00%, 7/25/42	26,901,011	27,997,373
Trust 2003-W4 3A, 7.00%, 10/25/42	8,103,279	8,413,547
Trust 2003-07 A1, 6.50%, 12/25/42	11,127,681	11,443,973
Trust 2003-W1 1A1, 6.50%, 12/25/42	16,524,500	16,967,958
Trust 2003-W1 2A, 7.50%, 12/25/42	7,546,123	7,912,165
Trust 2004-W2 5A, 7.50%, 3/25/44	35,545,534	37,499,255
Trust 2004-W8 3A, 7.50%, 6/25/44	21,204,320	22,372,182
Trust 2005-W1 1A3, 7.00%, 10/25/44	18,941,185	19,815,791
Trust 2001-79 BA, 7.00%, 3/25/45	2,458,899	2,556,673
Trust 2006-W1 1A1, 6.50%, 12/25/45	2,565,041	2,652,614
Trust 2006-W1 1A2, 7.00%, 12/25/45	16,931,497	17,813,633
Trust 2006-W1 1A3, 7.50%, 12/25/45	273,338	290,375
Trust 2006-W1 1A4, 8.00%, 12/25/45	20,446,177	21,964,882
Trust 2007-W10 1A, 6.183%, 8/25/47	113,299,021	114,246,088
Trust 2007-W10 2A, 6.157%, 8/25/47	28,857,530	29,088,592

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac
Series 1565 G, 6.00%, 8/15/08	$750,136	$749,091
Series 1601 PJ, 6.00%, 10/15/08	3,419,650	3,414,789
Series 2439 LG, 6.00%, 9/15/30	8,365,831	8,424,334
Series 3312 AB, 6.50%, 6/15/32	36,024,472	37,134,281
Series T-48 1A, 7.092%, 7/25/33	7,591,431	7,893,522
Ginnie Mae
7.25%, 7/16/28	2,575,692	2,621,632

		530,777,461
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 42.9%
Fannie Mae, 10 Year
5.425%, 6/1/17	36,554,502	36,541,556
6.00%, 11/1/16	20,950,261	21,252,409
Fannie Mae, 15 Year
5.50%, 9/1/14-1/1/22	450,288,285	450,674,594
6.00%, 4/1/13-8/1/22	1,113,170,634	1,129,414,365
6.50%, 11/1/12-11/1/18	177,133,420	181,747,223
7.00%, 7/1/08-12/1/11	1,227,797	1,253,092
7.50%, 11/1/14-8/1/17	17,549,815	18,203,469
Fannie Mae, 20 Year
6.50%, 4/1/19-10/1/24	60,917,140	62,608,223
Fannie Mae, 30 Year
4.50%, 8/1/33-11/1/33	122,084,379	113,545,758
5.00%, 11/1/33-3/1/34	302,445,383	289,521,081
5.50%, 10/1/33-8/1/35	436,035,261	428,349,356
6.00%, 11/1/28-11/1/35	1,216,885,535	1,224,357,804
6.50%, 12/1/32-9/1/37	269,137,010	274,636,936
7.00%, 4/1/32	3,561,864	3,711,220
8.00%, 1/1/12-8/1/22	130,524	134,131
Fannie Mae, Hybrid ARM
4.122%, 12/1/36	33,956,760	33,609,583
4.227%, 9/1/34	18,325,445	18,303,239
4.259%, 1/1/35	18,549,381	18,227,760
4.485%, 1/1/35	14,802,829	14,380,025
4.488%, 1/1/35	58,851,348	58,217,690
4.50%, 6/1/35-7/1/35	26,811,920	26,556,797
4.543%, 8/1/34	23,415,427	23,072,696
4.599%, 10/1/34	21,935,162	21,676,856
4.655%, 8/1/35	20,604,390	20,433,353
4.665%, 1/1/36	39,778,093	39,467,873
4.704%, 8/1/34	5,434,760	5,430,824
4.73%, 7/1/35	16,746,377	16,583,674
4.763%, 7/1/35	17,193,990	17,029,635
4.767%, 10/1/35	29,831,152	29,608,235
4.769%, 11/1/36	23,940,350	23,748,636
4.797%, 8/1/35	51,606,786	51,254,911
4.814%, 1/1/36	32,490,825	32,237,723
4.867%, 12/1/35	19,574,641	19,395,085
4.878%, 10/1/35	16,417,317	16,328,789
4.995%, 4/1/35	27,388,916	27,299,618
5.008%, 9/1/35	22,437,804	22,330,703
5.039%, 7/1/35	124,217,763	124,514,112

	PAR VALUE	VALUE
5.092%, 7/1/35	$17,868,780	$17,766,901
5.253%, 1/1/37	29,917,280	29,975,950
Fannie Mae, Multifamily DUS
Pool 760744, 4.75%, 3/1/15	13,590,000	13,018,769
Pool 555162, 4.834%, 1/1/13	17,030,705	16,705,743
Pool 555191, 4.866%, 2/1/13	15,752,957	15,466,813
Pool 888015, 5.549%, 11/1/16	47,906,624	47,588,389
Pool 555172, 5.677%, 12/1/12	2,568,319	2,606,396
Pool 545987, 5.88%, 9/1/12	25,087,289	25,711,633
Pool 545685, 5.931%, 4/1/12	22,094,979	22,694,812
Pool 545708, 6.055%, 5/1/12	2,521,350	2,589,700
Pool 545547, 6.087%, 3/1/12	13,073,348	13,448,160
Pool 545209, 6.135%, 10/1/11	24,898,212	25,615,905
Pool 545059, 6.224%, 5/1/11	22,487,523	23,150,345
Pool 545179, 6.249%, 9/1/11	16,924,079	17,476,321
Pool 323822, 6.379%, 7/1/09	1,191,347	1,207,900
Freddie Mac, 30 Year
7.50%, 10/1/08	416	416
8.00%, 1/1/08-5/1/09	850	851
Freddie Mac Gold, 10 Year
6.00%, 9/1/16	10,803,139	10,964,865
Freddie Mac Gold, 15 Year
5.50%, 11/1/13-10/1/20	154,006,808	153,874,552
6.00%, 4/1/13-2/1/22	191,615,850	194,323,180
6.50%, 2/1/11-9/1/18	66,370,974	68,094,858
7.00%, 11/1/08-3/1/12	1,259,976	1,289,593
Freddie Mac Gold, 20 Year
5.50%, 11/1/23	71,493,997	70,730,420
6.00%, 7/1/25	17,432,392	17,586,335
6.50%, 7/1/21-10/1/26	47,331,306	48,322,153
Freddie Mac Gold, 30 Year
4.50%, 7/1/33	26,086,012	24,279,445
6.00%, 2/1/33-3/1/35	110,222,174	110,857,486
6.50%, 5/1/17-9/1/37	107,656,745	109,690,301
7.00%, 4/1/31	21,753,379	22,620,160
7.90%, 2/17/21	2,527,868	2,652,768
Freddie Mac Gold, Hybrid ARM
4.149%, 1/1/35	15,960,287	15,690,482
4.164%, 3/1/35	11,203,815	11,041,651
4.33%, 8/1/34	12,725,393	12,532,118
4.41%, 9/1/35	31,646,055	31,169,225
4.497%, 4/1/35	8,606,087	8,551,700
4.591%, 4/1/36	36,865,788	36,661,193
4.678%, 8/1/35	16,510,197	16,427,762
4.725%, 2/1/34-8/1/35	82,932,196	82,243,952
4.825%, 2/1/35	12,149,572	11,967,277
4.856%, 10/1/35	21,929,979	21,872,596
4.866%, 1/1/36	22,761,737	22,530,930
5.131%, 1/1/36	69,128,310	68,976,218
5.175%, 5/1/37	28,433,912	28,348,563
5.308%, 1/1/37	37,256,772	37,287,262
5.343%, 7/1/37	70,189,915	70,011,502

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
5.484%, 3/1/37	$47,639,967	$47,863,991
5.559%, 4/1/37	68,581,098	69,011,000
5.863%, 8/1/36	27,773,511	28,070,380
5.908%, 1/1/36	21,311,719	21,382,521
Ginnie Mae, 15 Year
7.00%, 4/15/09	234,416	236,450
Ginnie Mae, 30 Year
7.00%, 5/15/28	2,015,912	2,114,222
7.50%, 9/15/17-5/15/25	6,752,307	7,073,498
7.80%, 6/15/20-1/15/21	1,744,078	1,830,888

		6,658,865,535
PRIVATE LABEL CMO & REMIC SECURITIES: 0.1%
GSMPS Mortgage Loan Trust
8.50%, 6/25/34(b)	12,951,118	13,941,919

		7,203,584,915
ASSET-BACKED SECURITIES: 2.4%
STUDENT LOAN: 2.4%
SLM Student Loan Trust
Series 2007-2 A2, 5.36%, 7/25/17	183,000,000	183,074,829
Series 2006-3 A4, 5.44%, 7/25/19	56,000,000	55,997,200
Series 2006-7 A2, 5.35%, 10/25/16	37,871,078	37,890,634
Series 2006-8 A2, 5.36%, 10/25/16	35,000,000	34,934,970
Series 2007-1 A1, 5.33%, 4/25/12	19,368,352	19,375,302
Series 2006-4 A2, 5.36%, 4/25/18	15,341,299	15,340,993
Series 2007-3 A2, 5.37%, 10/25/17	10,000,000	10,004,139
Series 2005-10 A2, 5.37%, 4/27/15	9,801,162	9,800,574

		366,418,641
CORPORATE: 34.4%
FINANCIALS: 9.4%
Bank of America
5.30%, 3/15/17	105,000,000	101,850,945
BankAmerica Capital II(a)
8.00%, 12/15/26 (callable)	14,550,000	15,127,489
BankAmerica Capital VI(a)
5.625%, 3/8/35	21,450,000	19,160,985
BankAmerica Capital XI(a)
6.625%, 5/23/36	64,360,000	65,117,561
Boston Properties, Inc.
6.25%, 1/15/13	60,782,000	62,474,625
5.625%, 4/15/15	34,860,000	34,017,116
5.00%, 6/1/15	17,319,000	16,237,295
Capital One Financial Corp.
6.75%, 9/15/17	130,000,000	133,111,680
CIGNA Corp.
7.00%, 1/15/11	13,665,000	14,368,665
6.375%, 10/15/11	28,755,000	29,587,716
7.65%, 3/1/23	3,597,000	3,905,860
7.875%, 5/15/27	27,840,000	31,108,334
8.30%, 1/15/33	7,375,000	8,547,035
6.15%, 11/15/36	38,000,000	35,930,976

	PAR VALUE	VALUE
Health Net, Inc.
6.375%, 6/1/17	$29,000,000	$27,878,599
HSBC Holdings PLC(c) (United Kingdom)
6.50%, 5/2/36	41,875,000	42,308,155
6.50%, 9/15/37	71,700,000	72,168,344
JPMorgan Chase (Bank One) Capital III(a)
8.75%, 9/1/30	26,355,000	31,448,763
JPMorgan Chase Capital XV(a)
5.875%, 3/15/35	14,625,000	13,138,705
JPMorgan Chase Capital XVII(a)
5.85%, 8/1/35	22,090,000	19,763,437
Kaupthing Bank(b),(c) (Iceland)
7.125%, 5/19/16	107,308,000	108,298,345
Safeco Corp.
4.875%, 2/1/10	15,150,000	15,184,678
7.25%, 9/1/12	18,122,000	19,458,008
The Travelers Companies, Inc.
8.125%, 4/15/10 (St. Paul)	21,575,000	23,164,409
5.00%, 3/15/13 (Travelers)	17,118,000	16,731,202
5.50%, 12/1/15	14,067,000	13,738,958
6.25%, 6/20/16	44,360,000	45,519,659
5.75%, 12/15/17	35,955,000	35,628,565
Unum Group
7.625%, 3/1/11	20,894,000	22,245,048
6.85%, 11/15/15(b) (Unum Finance PLC)	21,150,000	21,570,462
7.19%, 2/1/28 (Unum)	11,640,000	11,278,974
7.25%, 3/15/28 (Provident Companies)	25,680,000	26,264,092
6.75%, 12/15/28 (Unum)	18,760,000	18,267,400
7.375%, 6/15/32	31,040,000	32,252,298
Wachovia Corp. FRN 5.49%, 4/23/12	135,000,000	133,835,625
WellPoint, Inc.
6.375%, 1/15/12	7,662,000	7,952,390
5.00%, 12/15/14	15,610,000	14,860,049
5.25%, 1/15/16	121,440,000	116,084,982

		1,459,587,429
INDUSTRIALS: 21.9%
AT&T Corp. 8.00%, 11/15/31	182,915,000	222,553,961
Boston Scientific Corp.
5.45%, 6/15/14	32,375,000	29,056,562
6.25%, 11/15/15	15,000,000	13,650,000
6.40%, 6/15/16	46,602,000	42,524,325
Comcast Corp.
5.30%, 1/15/14	75,040,000	72,854,235
5.85%, 11/15/15	24,960,000	24,753,381
5.90%, 3/15/16	33,925,000	33,747,911
6.50%, 1/15/17	41,870,000	43,191,459
6.30%, 11/15/17	31,360,000	31,875,370
5.875%, 2/15/18	52,600,000	51,739,517

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Cox Communications, Inc.
5.45%, 12/15/14	$105,760,000	$102,599,257
5.875%, 12/1/16(b)	75,790,000	74,495,128
Dillard’s, Inc.
6.625%, 11/15/08	4,985,000	4,891,531
9.50%, 9/1/09	550,000	560,313
7.13%, 8/1/18	24,015,000	21,073,162
7.75%, 7/15/26	21,666,000	19,526,483
7.75%, 5/15/27	12,803,000	11,538,704
7.00%, 12/1/28	28,825,000	23,960,781
Dow Chemical Co.
4.027%, 9/30/09(b)	54,087,000	52,983,896
6.00%, 10/1/12	9,875,000	10,122,438
7.375%, 11/1/29	29,739,000	32,542,823
Ford Motor Credit Co.
7.375%, 2/1/11	273,233,000	261,818,145
7.25%, 10/25/11	220,905,000	207,013,168
General Electric Co. 5.00%, 2/1/13	34,994,000	34,688,362
GMAC, LLC
6.875%, 9/15/11	329,925,000	313,977,745
6.875%, 8/28/12	43,000,000	40,260,911
8.00%, 11/1/31	118,605,000	116,361,231
HCA, Inc.
8.75%, 9/1/10	54,920,000	55,606,500
7.875%, 2/1/11	54,800,000	53,841,000
6.95%, 5/1/12	141,385,000	131,841,512
6.25%, 2/15/13	39,655,000	35,094,675
6.75%, 7/15/13	29,463,000	26,516,700
5.75%, 3/15/14	28,700,000	24,072,125
6.50%, 2/15/16	19,690,000	16,736,500
Lafarge SA(c) (France) 6.50%, 7/15/16	53,500,000	54,283,712
Liberty Media Corp.
8.50%, 7/15/29	32,360,000	32,713,015
4.00%, 11/15/29 (exchangeable)	25,675,000	16,560,375
8.25%, 2/1/30	65,665,000	64,351,700
3.75%, 2/15/30 (exchangeable)	44,370,000	25,734,600
Lockheed Martin Corp.
7.65%, 5/1/16	15,025,000	16,892,938
6.15%, 9/1/36	16,684,000	16,925,988
Macy’s, Inc.
7.625%, 8/15/13	7,155,000	7,536,633
7.00%, 2/15/28	29,325,000	27,919,922
6.70%, 9/15/28	20,550,000	18,745,114
6.90%, 4/1/29	21,315,000	20,046,246
6.90%, 1/15/32	24,815,000	23,315,678
6.70%, 7/15/34	60,490,000	55,641,787
Nordstrom, Inc.
6.95%, 3/15/28	12,620,000	13,198,337
Time Warner, Inc. (AOL Time Warner)
7.625%, 4/15/31	168,188,000	182,935,565
7.70%, 5/1/32	147,423,000	161,872,518

	PAR VALUE	VALUE
Wyeth
5.50%, 2/1/14	$110,715,000	$110,095,439
5.50%, 2/15/16	15,000,000	14,694,150
5.45%, 4/1/17	47,445,000	46,380,619
Xerox Corp.
9.75%, 1/15/09	17,375,000	18,248,771
7.125%, 6/15/10	77,900,000	80,912,627
6.875%, 8/15/11	52,625,000	54,615,330
6.40%, 3/15/16	25,510,000	25,825,533
7.20%, 4/1/16	17,996,000	18,773,751
6.75%, 2/1/17	46,241,000	47,329,837

		3,393,619,996
TRANSPORTATION: 3.1%
Burlington Northern Santa Fe Railway
4.30%, 7/1/13	7,883,000	7,433,764
4.875%, 1/15/15	7,835,000	7,438,714
7.57%, 1/2/21	22,292,592	25,018,530
8.251%, 1/15/21	7,003,425	7,980,403
5.72%, 1/15/24	31,277,410	31,259,080
5.629%, 4/1/24	44,364,230	44,083,251
5.342%, 4/1/24	10,423,041	10,357,379
5.996%, 4/1/24	54,625,000	56,454,626
CSX Transportation, Inc.
9.75%, 6/15/20	10,272,000	13,096,625
FedEx Corp.
6.72%, 7/15/23	24,193,870	25,372,970
7.65%, 7/15/24	2,895,580	3,237,649
Norfolk Southern Corp.
7.70%, 5/15/17	29,475,000	32,916,472
9.75%, 6/15/20	14,188,000	18,599,376
Union Pacific Corp.
6.50%, 4/15/12	12,337,000	12,788,991
5.375%, 5/1/14	22,886,000	22,429,333
4.875%, 1/15/15	10,764,000	10,176,662
6.85%, 1/2/19	7,497,817	7,858,237
6.70%, 2/23/19	10,566,468	11,111,064
7.60%, 1/2/20	1,702,509	1,921,860
6.061%, 1/17/23	16,525,773	17,153,422
4.698%, 1/2/24	6,064,331	5,645,616
5.082%, 1/2/29	10,973,554	10,392,445
5.866%, 7/2/30	61,205,740	63,552,980
6.176%, 1/2/31	41,772,000	43,423,091

		489,702,540

		5,342,909,965

TOTAL FIXED INCOME SECURITIES (Cost $14,816,115,015)		$14,799,297,352

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2007

SHORT-TERM INVESTMENTS: 2.2%

	PAR VALUE	VALUE
COMMERCIAL PAPER: 0.7%
Time Warner, Inc.(b)
10/4/07	$15,000,000	$14,992,500
10/11/07	17,000,000	16,971,903
10/16/07	24,000,000	23,941,000
10/18/07	15,000,000	14,959,767
UBS Finance LLC(c) (Switzerland) 10/4/07	15,000,000	14,992,912
WellPoint, Inc.(b)
10/9/07	17,000,000	16,977,900
10/17/07	11,000,000	10,973,844

		113,809,826
MONEY MARKET FUND: 0.1%
SSgA Prime Money Market Fund	15,328,254	15,328,254
REPURCHASE AGREEMENT: 1.4%
Fixed Income Clearing Corporation(d)
4.78%, 10/1/07, maturity value $215,058,631	214,973,000	214,973,000

TOTAL SHORT-TERM INVESTMENTS (Cost $344,111,080)		$344,111,080

TOTAL INVESTMENTS (Cost $15,160,226,095)	97.6%	$15,143,408,432
OTHER ASSETS LESS LIABILITIES	2.4%	366,499,822

NET ASSETS	100.0%	$15,509,908,254

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2007, all such securities in total represented $370,106,664 or 2.4% of net assets.

(c)	Security issued by a foreign entity, denominated in U.S. dollars
(d)	Repurchase agreement is collateralized by Federal Home Loan Bank 3.625%-5.45%, 9/26/08-12/18/08; total collateral value is $219,277,116.

When two issuers are identified, the first name refers to the acquirer/successor obligor or guarantor, and the second name (within the parentheses) refers to the original issuer of the instruments.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

FRN: Floating Rate Note

REMIC: Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2007, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized depreciation aggregated $16,817,663, of which $124,116,686 represented appreciated securities and $140,934,349 represented depreciated securities.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and semi-annual report.

ITEM 2.        CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.        EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DODGE & COX FUNDS

By	/S/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

Date: November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DODGE & COX FUNDS

By	/S/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

By	/S/ DAVID H. LONGHURST
David H. Longhurst
Treasurer—Principal Financial Officer

Date: November 9, 2007